STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Reconciliation of Share Activity
A rollforward of share activity as of December 31, 2023 and December 31, 2022 was as follows:

Amount
(In thousands)
Outstanding shares as of December 31, 2021	94,878
Net shares issued related to stock-based compensation	21
Outstanding shares as of December 31, 2022	94,899
Net shares issued related to stock-based compensation	30
Outstanding shares as of December 31, 2023	94,929

Summary of Stock Option Valuation Assumptions	The following table summarizes the assumptions used for estimating the fair values of the stock options and RSUs with a market condition upon grant date:

Type of Award	Risk-free interest rate	Expected volatility	Dividend yield	Expected term (years)

For the year ended December 31, 2023:
RSUs with a market condition	4.0%	35.0%	2.8%	N/A
For the year ended December 31, 2022:
RSUs with a market condition	2.1%	45.0%	2.5%	N/A
For the year ended December 31, 2021:
Stock options	0.9%	32.5%	1.5%	6.5

Rollforward of Share-based Compensation Awards Outstanding
For the year ended December 31, 2023, a rollforward of share-based compensation awards outstanding by number and weighted-average exercise price of stock options or weighted-average grant-date fair value of RSUs and RSUs with a market condition was as follows:

	Stock Options		RSUs		RSUs with a market condition
	Number of shares	Weighted-average exercise price	Number of shares	Weighted-average grant date fair value	Number of shares	Weighted-average grant date fair value

	(Number of shares in thousands and weighted-average amounts are U.S. dollars per share)
Outstanding awards as of December 31, 2022	453	$15.72	412	$13.71	400	$13.59
Granted	—	—	253	12.06	209	16.95
Vested	—	—	(58)	10.24	—	—
Forfeited	—	—	(14)	13.52	(49)	11.65
Outstanding awards as of December 31, 2023	453	$15.72	593	$13.35	560	$15.01

Summary of Dividends Declared and Paid
The following table summarizes dividends per share declared for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

Year Ended
December 31, 2023		December 31, 2022		December 31, 2021
Date Declared	Amount	Date Declared	Amount	Date Declared	Amount
	(U.S. Dollars)		(U.S. Dollars)		(U.S. Dollars)
11/15/2023	$0.08	11/16/2022	$0.08	12/2/2021	$0.08
8/16/2023	$0.08	8/22/2022	$0.08	5/28/2021	$0.03
5/17/2023	$0.08	5/24/2022	$0.08	1/29/2021	$0.01
3/6/2023	$0.08	3/14/2022	$0.08
The following table summarizes total dividends declared for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Dividends	$(30,750)	$(30,582)	$(24,699)

Schedule of Accumulated Other Comprehensive Loss	A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the years ended December 31, 2023, December 31, 2022 and December 31, 2021.

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2020	$(2,578)	$(77,445)	$(48,780)	$(128,803)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	12,764	1,857	(27,669)	(13,048)
Reclassification of pension activity to accumulated other comprehensive loss*	—	15,462	—	15,462
Gross amounts reclassified from accumulated other comprehensive loss	(2,418)	378	1,721	(319)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	863	(74)	—	789
Net other comprehensive income (loss) attributable to Dole plc	11,209	17,623	(25,948)	2,884
Balance as of December 31, 2021	$8,631	$(59,822)	$(74,728)	$(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	54,523	21,530	(38,329)	37,724
Gross amounts reclassified from accumulated other comprehensive loss	(28,522)	1,548	5,445	(21,529)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	5,785	(194)	—	5,591
Net other comprehensive income (loss) attributable to Dole plc	31,786	22,884	(32,884)	21,786
Balance as of December 31, 2022	$40,417	$(36,938)	$(107,612)	$(104,133)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(515)	(8,490)	20,900	11,895
Gross amounts reclassified from accumulated other comprehensive loss	(20,669)	(3,679)	(253)	(24,601)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	5,170	878	—	6,048
Net other comprehensive income (loss) attributable to Dole plc	(16,014)	(11,291)	20,647	(6,658)
Balance at December 31, 2023	$24,403	$(48,229)	$(86,965)	$(110,791)
*See Note 2 “Basis of Presentation and Summary of Significant Accounting Policies” for details on the reclassification of pension activity in the year ended December 31, 2021.
The following table includes details about gross (gains) losses reclassified from accumulated other comprehensive loss by component of accumulated other comprehensive loss: